Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Assets and Liabilities (Tables) [Abstract]
Fair Value, Measurements from Brokers or Third Party Pricing Services

	Brokers			Third party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

December 31, 2012
Trading assets (excluding derivatives)	$-	406	8	1,314	1,016	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	915	6,231	-
Securities of U.S. states and political subdivisions	-	-	-	-	35,036	-
Mortgage-backed securities	-	138	4	-	121,703	292
Other debt securities	-	1,516	12,465	-	28,314	149
Total debt securities	-	1,654	12,469	915	191,284	441
Total marketable equity securities	-	3	-	29	774	-
Total securities available for sale	-	1,657	12,469	944	192,058	441
Derivatives (trading and other assets)	-	8	-	-	602	-
Loans held for sale	-	-	-	-	-	-
Derivatives (liabilities)	-	26	-	-	634	-
Other liabilities	-	121	-	-	104	-

December 31, 2011
Trading assets (excluding derivatives)	$-	446	7	1,086	1,564	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	868	5,748	-
Securities of U.S. states and political subdivisions	-	16	-	-	21,014	-
Mortgage-backed securities	-	2,342	43	-	118,107	186
Other debt securities	-	1,091	8,163	-	26,222	145
Total debt securities	-	3,449	8,206	868	171,091	331
Total marketable equity securities	-	-	-	33	665	3
Total securities available for sale	-	3,449	8,206	901	171,756	334
Derivatives (trading and other assets)	-	17	44	-	834	-
Loans held for sale	-	-	-	-	1	-
Derivatives (liabilities)	-	11	43	-	850	-
Other liabilities	-	22	-	6	249	-

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2012
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$5,104	3,774	-		-		8,878
Securities of U.S. states and political subdivisions	-	1,587	46		-		1,633
Collateralized debt obligations (1)	-	-	742		-		742
Corporate debt securities	-	6,664	52		-		6,716
Mortgage-backed securities	-	13,380	6		-		13,386
Asset-backed securities	-	722	138		-		860
Equity securities	3,481	356	3		-		3,840
Total trading securities(2)	8,585	26,483	987		-		36,055
Other trading assets	2,150	887	76		-		3,113
Total trading assets (excluding derivatives)	10,735	27,370	1,063		-		39,168
Securities of U.S. Treasury and federal agencies	915	6,231	-		-		7,146
Securities of U.S. states and political subdivisions	-	35,045	3,631	(3)	-		38,676
Mortgage-backed securities:
Federal agencies	-	97,285	-		-		97,285
Residential	-	15,837	94		-		15,931
Commercial	-	19,765	203		-		19,968
Total mortgage-backed securities	-	132,887	297		-		133,184
Corporate debt securities	125	20,934	274		-		21,333
Collateralized debt obligations (4)	-	-	13,188	(3)	-		13,188
Asset-backed securities:
Auto loans and leases	-	7	5,921	(3)	-		5,928
Home equity loans	-	867	51		-		918
Other asset-backed securities	-	7,828	3,283	(3)	-		11,111
Total asset-backed securities	-	8,702	9,255		-		17,957
Other debt securities	-	930	-		-		930
Total debt securities	1,040	204,729	26,645		-		232,414
Marketable equity securities:
Perpetual preferred securities (5)	629	753	794	(3)	-		2,176
Other marketable equity securities	554	55	-		-		609
Total marketable equity securities	1,183	808	794		-		2,785
Total securities available for sale	2,223	205,537	27,439		-		235,199
Mortgages held for sale	-	39,055	3,250		-		42,305
Loans held for sale	-	6	-		-		6
Loans	-	185	6,021		-		6,206
Mortgage servicing rights (residential)	-	-	11,538		-		11,538
Derivative assets:
Interest rate contracts	16	70,277	1,058		-		71,351
Commodity contracts	-	3,386	70		-		3,456
Equity contracts	432	2,747	604		-		3,783
Foreign exchange contracts	19	5,481	24		-		5,524
Credit contracts	-	1,160	650		-		1,810
Other derivative contracts	-	-	-		-		-
Netting	-	-	-		(62,108)	(6)	(62,108)
Total derivative assets (7)	467	83,051	2,406		(62,108)		23,816
Other assets	136	123	162		-		421
Total assets recorded at fair value	$13,561	355,327	51,879		(62,108)		358,659
Derivative liabilities:
Interest rate contracts	$(52)	(68,244)	(399)		-		(68,695)
Commodity contracts	-	(3,541)	(49)		-		(3,590)
Equity contracts	(199)	(3,239)	(726)		-		(4,164)
Foreign exchange contracts	(23)	(3,553)	(3)		-		(3,579)
Credit contracts	-	(1,152)	(1,800)		-		(2,952)
Other derivative contracts	-	-	(78)		-		(78)
Netting	-	-	-		71,116	(6)	71,116
Total derivative liabilities (7)	(274)	(79,729)	(3,055)		71,116		(11,942)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(4,225)	(875)	-		-		(5,100)
Securities of U.S. states and political subdivisions	-	(9)	-		-		(9)
Corporate debt securities	-	(3,941)	-		-		(3,941)
Equity securities	(1,233)	(35)	-		-		(1,268)
Other securities	-	(47)	-		-		(47)
Total short sale liabilities	(5,458)	(4,907)	-		-		(10,365)
Other liabilities	-	(34)	(49)		-		(83)
Total liabilities recorded at fair value	$(5,732)	(84,670)	(3,104)		71,116		(22,390)

  Includes collateralized loan obligations of $721 million that are classified as trading assets.
  Net gains from trading activities recognized in the income statement include $305 million in net unrealized gains on trading securities held at December 31, 2012.
  Balances consist of securities that are predominantly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.
  Includes collateralized loan obligations of $12.5 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.

(continued from previous page)

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2011
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$3,342	3,638	-		-		6,980
Securities of U.S. states and political subdivisions	-	2,438	53		-		2,491
Collateralized debt obligations (1)	-	-	1,582		-		1,582
Corporate debt securities	-	6,479	97		-		6,576
Mortgage-backed securities	-	34,959	108		-		35,067
Asset-backed securities	-	1,093	190		-		1,283
Equity securities	1,682	172	4		-		1,858
Total trading securities(2)	5,024	48,779	2,034		-		55,837
Other trading assets	1,847	68	115		-		2,030
Total trading assets (excluding derivatives)	6,871	48,847	2,149		-		57,867
Securities of U.S. Treasury and federal agencies	869	6,099	-		-		6,968
Securities of U.S. states and political subdivisions	-	21,077	11,516	(3)	-		32,593
Mortgage-backed securities:
Federal agencies	-	96,754	-		-		96,754
Residential	-	17,775	61		-		17,836
Commercial	-	17,918	232		-		18,150
Total mortgage-backed securities	-	132,447	293		-		132,740
Corporate debt securities	317	17,792	295		-		18,404
Collateralized debt obligations (4)	-	-	8,599	(3)	-		8,599
Asset-backed securities:
Auto loans and leases	-	86	6,641	(3)	-		6,727
Home equity loans	-	650	282		-		932
Other asset-backed securities	-	8,326	2,863	(3)	-		11,189
Total asset-backed securities	-	9,062	9,786		-		18,848
Other debt securities	-	1,044	-		-		1,044
Total debt securities	1,186	187,521	30,489		-		219,196
Marketable equity securities:
Perpetual preferred securities (5)	552	631	1,344	(3)	-		2,527
Other marketable equity securities	814	53	23		-		890
Total marketable equity securities	1,366	684	1,367		-		3,417
Total securities available for sale	2,552	188,205	31,856		-		222,613
Mortgages held for sale	-	41,381	3,410		-		44,791
Loans held for sale	-	1,176	-		-		1,176
Loans	-	5,893	23		-		5,916
Mortgage servicing rights (residential)	-	-	12,603		-		12,603
Derivative assets:
Interest rate contracts	-	91,022	1,055		-		92,077
Commodity contracts	-	4,351	-		-		4,351
Equity contracts	471	2,737	560		-		3,768
Foreign exchange contracts	35	4,873	16		-		4,924
Credit contracts	-	2,219	1,357		-		3,576
Other derivative contracts	-	-	-		-		-
Netting	-	-	-		(81,143)	(6)	(81,143)
Total derivative assets (7)	506	105,202	2,988		(81,143)		27,553
Other assets	88	135	244		-		467
Total assets recorded at fair value	$10,017	390,839	53,273		(81,143)		372,986
Derivative liabilities:
Interest rate contracts	$(4)	(88,164)	(446)		-		(88,614)
Commodity contracts	-	(4,234)	-		-		(4,234)
Equity contracts	(229)	(2,797)	(635)		-		(3,661)
Foreign exchange contracts	(31)	(3,324)	(23)		-		(3,378)
Credit contracts	-	(2,099)	(3,355)		-		(5,454)
Other derivative contracts	-	-	(117)		-		(117)
Netting	-	-	-		89,990	(6)	89,990
Total derivative liabilities (7)	(264)	(100,618)	(4,576)		89,990		(15,468)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(3,820)	(919)	-		-		(4,739)
Securities of U.S. states and political subdivisions	-	(2)	-		-		(2)
Corporate debt securities	-	(4,112)	-		-		(4,112)
Equity securities	(944)	(298)	-		-		(1,242)
Other securities	-	(737)	-		-		(737)
Total short sale liabilities	(4,764)	(6,068)	-		-		(10,832)
Other liabilities	-	(98)	(44)		-		(142)
Total liabilities recorded at fair value	$(5,028)	(106,784)	(4,620)		89,990		(26,442)

  Includes collateralized loan obligations of $583 million that are classified as trading assets.
  Net gains from trading activities recognized in the income statement include $133 million in net unrealized gains on trading securities we held at December 31, 2011.
  Balances consist of securities that are predominantly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.
  Includes collateralized loan obligations of $8.1 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.

Fair Value, Transfers Between Fair Value Levels

	Transfers Between Fair Value Levels
	Level 1		Level 2		Level 3 (1)
(in millions)	In	Out	In	Out	In	Out	Total
Year ended December 31, 2012
Trading securities	$23	-	16	(37)	14	(16)	-
Securities available for sale (2)	8	-	9,832	(68)	60	(9,832)	-
Mortgages held for sale	-	-	298	(488)	488	(298)	-
Loans (3)	-	-	41	(5,851)	5,851	(41)	-
Net derivative assets and liabilities	-	-	51	8	(8)	(51)	-
Short sale liabilities	-	-	-	-	-	-	-
Total transfers	$31	-	10,238	(6,436)	6,405	(10,238)	-

  All transfers in and out of Level 3 are disclosed within the recurring level 3 rollforward table in this Note.
  Includes $9.4 billion of securities of U.S. states and political subdivisions that we transferred from Level 3 to Level 2 as a result of increased observable market data in the valuation of such instruments. This transfer was done in conjunction with a change in our valuation technique from an internal model based upon unobservable inputs to third party vendor pricing based upon market observable data.
  Consists of reverse mortgage loans securitized with GNMA which were accounted for as secured borrowing transactions. We transferred the loans from Level 2 to Level 3 in third quarter 2012 due to decreased market activity and visibility to significant trades of the same or similar products. As a result, we changed our valuation technique from an internal model based on market observable data to an internal discounted cash flow model based on unobservable inputs.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of period	income	income	net (1)	Level 3	Level 3	period	at period end (2)
Year ended December 31, 2012
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$53	3	-	(10)	-	-	46	-
Collateralized debt obligations	1,582	(191)	-	(649)	-	-	742	(47)
Corporate debt securities	97	-	-	(45)	-	-	52	(3)
Mortgage-backed securities	108	8	-	(110)	-	-	6	2
Asset-backed securities	190	48	-	(98)	14	(16)	138	23
Equity securities	4	-	-	(1)	-	-	3	-
Total trading securities	2,034	(132)	-	(913)	14	(16)	987	(25)
Other trading assets	115	(39)	-	-	-	-	76	(19)
Total trading assets
(excluding derivatives)	2,149	(171)	-	(913)	14	(16)	1,063	(44)	(3)
Securities available for sale:
Securities of U.S. states and
political subdivisions	11,516	10	160	1,347	-	(9,402)	3,631	-
Mortgage-backed securities:
Residential	61	12	16	50	29	(74)	94	(1)
Commercial	232	(56)	57	(30)	-	-	203	(56)
Total mortgage-backed
securities	293	(44)	73	20	29	(74)	297	(57)
Corporate debt securities	295	20	19	(20)	1	(41)	274	-
Collateralized debt obligations	8,599	135	514	3,940	-	-	13,188	-
Asset-backed securities:
Auto loans and leases	6,641	3	3	(726)	-	-	5,921	-
Home equity loans	282	15	14	(3)	29	(286)	51	(1)
Other asset-backed securities	2,863	(29)	148	329	1	(29)	3,283	(6)
Total asset-backed securities	9,786	(11)	165	(400)	30	(315)	9,255	(7)
Total debt securities	30,489	110	931	4,887	60	(9,832)	26,645	(64)	(4)
Marketable equity securities:
Perpetual preferred securities	1,344	91	(30)	(611)	-	-	794	-
Other marketable equity securities	23	2	(16)	(9)	-	-	-	-
Total marketable
equity securities	1,367	93	(46)	(620)	-	-	794	-	(5)
Total securities
available for sale	31,856	203	885	4,267	60	(9,832)	27,439	(64)
Mortgages held for sale	3,410	(42)	-	(308)	488	(298)	3,250	(30)	(6)
Loans	23	43	-	145	5,851	(41)	6,021	43	(6)
Mortgage servicing rights	12,603	(5,954)	-	4,889	-	-	11,538	(2,893)	(6)
Net derivative assets and liabilities:
Interest rate contracts	609	7,397	-	(7,349)	-	2	659	562
Commodity contracts	-	78	-	(50)	(8)	1	21	40
Equity contracts	(75)	(11)	-	18	-	(54)	(122)	(16)
Foreign exchange contracts	(7)	23	-	5	-	-	21	30
Credit contracts	(1,998)	38	-	810	-	-	(1,150)	41
Other derivative contracts	(117)	40	(1)	-	-	-	(78)	-
Total derivative contracts	(1,588)	7,565	(1)	(6,566)	(8)	(51)	(649)	657	(7)
Other assets	244	(21)	-	(61)	-	-	162	(8)	(3)
Short sale liabilities	-	-	-	-	-	-	-	-	(3)
Other liabilities (excluding derivatives)	(44)	(43)	-	38	-	-	(49)	-	(6)

  See next page for detail.
  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of period	income	income	net (1)	Level 3	Level 3	period	at period end (2)
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	3	-	12	51	(18)	53	-
Collateralized debt obligations	1,915	(24)	-	(297)	-	(12)	1,582	1
Corporate debt securities	166	1	-	(70)	-	-	97	(80)
Mortgage-backed securities	117	6	-	(36)	31	(10)	108	(4)
Asset-backed securities	366	75	-	(122)	-	(129)	190	(2)
Equity securities	34	(3)	-	(28)	1	-	4	72
Total trading securities	2,603	58	-	(541)	83	(169)	2,034	(13)
Other trading assets	136	(21)	-	2	-	(2)	115	14
Total trading assets
(excluding derivatives)	2,739	37	-	(539)	83	(171)	2,149	1	(3)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,564	10	52	6,923	-	(33)	11,516	9
Mortgage-backed securities:
Residential	20	(9)	(1)	(6)	121	(64)	61	(8)
Commercial	217	(44)	59	2	2	(4)	232	(56)
Total mortgage-backed
securities	237	(53)	58	(4)	123	(68)	293	(64)
Corporate debt securities	433	150	(112)	(185)	41	(32)	295	(3)
Collateralized debt obligations	4,778	290	(202)	3,725	8	-	8,599	-
Asset-backed securities:
Auto loans and leases	6,133	4	(27)	531	-	-	6,641	-
Home equity loans	112	(3)	(18)	40	221	(70)	282	(25)
Other asset-backed securities	3,150	10	13	181	107	(598)	2,863	(7)
Total asset-backed securities	9,395	11	(32)	752	328	(668)	9,786	(32)
Other debt securities	85	-	-	(85)	-	-	-	-
Total debt securities	19,492	408	(236)	11,126	500	(801)	30,489	(90)	(4)
Marketable equity securities:
Perpetual preferred securities	2,434	160	(7)	(1,243)	2	(2)	1,344	(53)
Other marketable equity securities	32	-	1	(10)	-	-	23	-
Total marketable
equity securities	2,466	160	(6)	(1,253)	2	(2)	1,367	(53)	(5)
Total securities
available for sale	21,958	568	(242)	9,873	502	(803)	31,856	(143)
Mortgages held for sale	3,305	44	-	(104)	492	(327)	3,410	43	(6)
Loans	309	13	-	(299)	-	-	23	-	(6)
Mortgage servicing rights	14,467	(5,821)	-	3,957	-	-	12,603	(3,680)	(6)
Net derivative assets and liabilities:
Interest rate contracts	77	4,051	-	(3,414)	(1)	(104)	609	309
Commodity contracts	(1)	2	-	(9)	(3)	11	-	1
Equity contracts	(225)	126	-	28	(6)	2	(75)	55
Foreign exchange contracts	9	(8)	-	(6)	1	(3)	(7)	(19)
Credit contracts	(1,017)	(856)	-	(123)	-	(2)	(1,998)	50
Other derivative contracts	(35)	(82)	-	-	-	-	(117)	-
Total derivative contracts	(1,192)	3,233	-	(3,524)	(9)	(96)	(1,588)	396	(7)
Other assets	314	12	-	(82)	-	-	244	3	(3)
Short sale liabilities	-	-	-	-	-	-	-	-	(3)
Other liabilities (excluding derivatives)	(344)	(8)	-	308	-	-	(44)	-	(6)

  See next page for detail.
  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in net
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)
Year ended December 31, 2010
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	2	-	(11)	9	-	5	1
Collateralized debt obligations	1,133	418	-	364	-	-	1,915	11
Corporate debt securities	223	9	-	67	9	(142)	166	16
Mortgage-backed securities	146	(7)	-	101	-	(123)	117	(17)
Asset-backed securities	497	80	-	(141)	1	(71)	366	67
Equity securities	36	1	-	(5)	2	-	34	(2)
Total trading securities	2,040	503	-	375	21	(336)	2,603	76
Other trading assets	271	(35)	-	(19)	-	(81)	136	10
Total trading assets
(excluding derivatives)	2,311	468	-	356	21	(417)	2,739	86	(2)
Securities available for sale:
Securities of U.S. states and
political subdivisions	818	12	63	3,485	192	(6)	4,564	4
Mortgage-backed securities:
Residential	1,084	7	(21)	(48)	274	(1,276)	20	(8)
Commercial	1,799	(28)	404	(10)	227	(2,175)	217	(5)
Total mortgage-backed
securities	2,883	(21)	383	(58)	501	(3,451)	237	(13)
Corporate debt securities	367	7	68	(113)	259	(155)	433	-
Collateralized debt obligations	3,725	210	96	959	-	(212)	4,778	(14)
Asset-backed securities:
Auto loans and leases	8,525	1	(246)	(2,403)	256	-	6,133	-
Home equity loans	1,677	1	40	48	113	(1,767)	112	(5)
Other asset-backed securities	2,308	51	(19)	903	1,057	(1,150)	3,150	(12)
Total asset-backed securities	12,510	53	(225)	(1,452)	1,426	(2,917)	9,395	(17)
Other debt securities	77	(15)	11	12	-	-	85	-
Total debt securities	20,380	246	396	2,833	2,378	(6,741)	19,492	(40)	(3)
Marketable equity securities:
Perpetual preferred securities	2,305	100	(31)	6	80	(26)	2,434	-
Other marketable equity securities	88	-	5	(21)	14	(54)	32	-
Total marketable
equity securities	2,393	100	(26)	(15)	94	(80)	2,466	-	(4)
Total securities
available for sale	22,773	346	370	2,818	2,472	(6,821)	21,958	(40)
Mortgages held for sale	3,523	43	-	(253)	380	(388)	3,305	39	(5)
Loans	-	55	-	(112)	1,035	(669)	309	55	(5)
Mortgage servicing rights	16,004	(5,511)	-	4,092	-	(118)	14,467	(2,957)	(5)
Net derivative assets and liabilities:
Interest rate contracts	(114)	3,514	-	(3,482)	159	-	77	(266)
Commodity contracts	-	(1)	-	-	-	-	(1)	(1)
Equity contracts	(344)	(104)	-	169	-	54	(225)	(19)
Foreign exchange contracts	(1)	21	-	(11)	-	-	9	-
Credit contracts	(330)	(675)	-	(18)	6	-	(1,017)	(644)
Other derivative contracts	(43)	4	-	4	-	-	(35)	-
Total derivative contracts	(832)	2,759	-	(3,338)	165	54	(1,192)	(930)	(6)
Other assets	1,373	29	-	(103)	4	(989)	314	(38)	(2)
Short sale liabilities
(corporate debt securities)	(26)	(2)	-	(37)	-	65	-	-	(2)
Other liabilities (excluding derivatives)	(10)	(55)	-	94	(1,038)	665	(344)	(58)	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation Detail

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2012
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$85	(95)	-	-	(10)
Collateralized debt obligations	829	(1,478)	-	-	(649)
Corporate debt securities	192	(237)	-	-	(45)
Mortgage-backed securities	49	(159)	-	-	(110)
Asset-backed securities	116	(169)	-	(45)	(98)
Equity securities	1	(2)	-	-	(1)
Total trading securities	1,272	(2,140)	-	(45)	(913)
Other trading assets	-	-	-	-	-
Total trading assets
(excluding derivatives)	1,272	(2,140)	-	(45)	(913)
Securities available for sale:
Securities of U.S. states and
political subdivisions	1,847	(37)	1,011	(1,474)	1,347
Mortgage-backed securities:
Residential	86	(34)	-	(2)	50
Commercial	39	-	-	(69)	(30)
Total mortgage-backed
securities	125	(34)	-	(71)	20
Corporate debt securities	26	(37)	-	(9)	(20)
Collateralized debt obligations	5,608	(185)	-	(1,483)	3,940
Asset-backed securities:
Auto loans and leases	3,004	-	666	(4,396)	(726)
Home equity loans	-	(2)	-	(1)	(3)
Other asset-backed securities	2,074	(159)	1,401	(2,987)	329
Total asset-backed securities	5,078	(161)	2,067	(7,384)	(400)
Total debt securities	12,684	(454)	3,078	(10,421)	4,887
Marketable equity securities:
Perpetual preferred securities	-	-	-	(611)	(611)
Other marketable equity securities	-	(8)	-	(1)	(9)
Total marketable
equity securities	-	(8)	-	(612)	(620)
Total securities
available for sale	12,684	(462)	3,078	(11,033)	4,267
Mortgages held for sale	441	-	-	(749)	(308)
Loans	2	-	257	(114)	145
Mortgage servicing rights	-	(293)	5,182	-	4,889
Net derivative assets and liabilities:
Interest rate contracts	11	-	-	(7,360)	(7,349)
Commodity contracts	-	(2)	-	(48)	(50)
Equity contracts	386	(375)	1	6	18
Foreign exchange contracts	2	(3)	-	6	5
Credit contracts	(6)	3	-	813	810
Other derivative contracts	-	-	-	-	-
Total derivative contracts	393	(377)	1	(6,583)	(6,566)
Other assets	19	(8)	-	(72)	(61)
Short sale liabilities	9	(9)	-	-	-
Other liabilities (excluding derivatives)	(3)	11	(216)	246	38

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$313	(199)	-	(102)	12
Collateralized debt obligations	1,054	(1,310)	-	(41)	(297)
Corporate debt securities	80	(150)	-	-	(70)
Mortgage-backed securities	759	(790)	-	(5)	(36)
Asset-backed securities	516	(585)	-	(53)	(122)
Equity securities	6	(22)	-	(12)	(28)
Total trading securities	2,728	(3,056)	-	(213)	(541)
Other trading assets	-	-	2	-	2
Total trading assets
(excluding derivatives)	2,728	(3,056)	2	(213)	(539)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,280	(4)	4,723	(2,076)	6,923
Mortgage-backed securities:
Residential	3	-	-	(9)	(6)
Commercial	21	-	-	(19)	2
Total mortgage-backed
securities	24	-	-	(28)	(4)
Corporate debt securities	94	(208)	1	(72)	(185)
Collateralized debt obligations	4,805	(36)	-	(1,044)	3,725
Asset-backed securities:
Auto loans and leases	5,918	-	333	(5,720)	531
Home equity loans	44	-	-	(4)	40
Other asset-backed securities	1,428	(456)	1,395	(2,186)	181
Total asset-backed securities	7,390	(456)	1,728	(7,910)	752
Other debt securities	-	(85)	-	-	(85)
Total debt securities	16,593	(789)	6,452	(11,130)	11,126
Marketable equity securities:
Perpetual preferred securities	1	(13)	-	(1,231)	(1,243)
Other marketable equity securities	3	(12)	-	(1)	(10)
Total marketable
equity securities	4	(25)	-	(1,232)	(1,253)
Total securities
available for sale	16,597	(814)	6,452	(12,362)	9,873
Mortgages held for sale	576	(21)	-	(659)	(104)
Loans	23	(309)	-	(13)	(299)
Mortgage servicing rights	-	-	4,011	(54)	3,957
Net derivative assets and liabilities:
Interest rate contracts	6	(1)	-	(3,419)	(3,414)
Commodity contracts	7	(17)	-	1	(9)
Equity contracts	123	(255)	-	160	28
Foreign exchange contracts	4	(4)	-	(6)	(6)
Credit contracts	6	(3)	-	(126)	(123)
Other derivative contracts	-	-	-	-	-
Total derivative contracts	146	(280)	-	(3,390)	(3,524)
Other assets	10	(1)	-	(91)	(82)
Short sale liabilities	(125)	124	-	1	-
Other liabilities (excluding derivatives)	(10)	1	-	317	308

Fair Value, Assets and Liabilities Measured on Recurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs

	Fair Value			Significant	Range of				Weighted
($ in millions, except cost to service amounts)	Level 3		Valuation Technique(s)	Unobservable Input	Inputs				Average (1)
December 31, 2012
Trading and available for sale securities:
Securities of U.S. states and
political subdivisions:
Government, healthcare and
other revenue bonds	$3,081		Discounted cash flow	Discount rate	0.5	-	4.8%		1.8

Auction rate securities	596		Discounted cash flow	Discount rate	2.0	-	12.9		4.4
				Weighted average life	3.0	-	7.5	yrs	3.4
Collateralized debt obligations (2)	1,423		Market comparable pricing	Comparability adjustment	(22.5)	-	24.7%		3.5
	12,507		Vendor priced
Asset-backed securities:
Auto loans and leases	5,921		Discounted cash flow	Default rate	2.1	-	9.7		3.2
				Discount rate	0.6	-	1.6		1.0
				Loss severity	50.0	-	66.6		51.8
				Prepayment rate	0.6	-	0.9		0.7
Other asset-backed securities:
Dealer floor plan	1,030		Discounted cash flow	Discount rate	0.5	-	2.2		1.9
Diversified payment rights (3)	639		Discounted cash flow	Discount rate	1.0	-	2.9		1.8
Other commercial and consumer	1,665	(4)	Discounted cash flow	Discount rate	0.6	-	6.8		2.7
				Weighted average life	1.0	-	7.5	yrs	2.9
	87		Vendor priced
Marketable equity securities: perpetual
preferred	794	(5)	Discounted cash flow	Discount rate	4.3	-	9.3%		6.3
				Weighted average life	1.0	-	7.0	yrs	5.3
Mortgages held for sale (residential)	3,250		Discounted cash flow	Default rate	0.6	-	14.8%		5.5
				Discount rate	3.4	-	7.5		5.4
				Loss severity	1.3	-	35.3		26.4
				Prepayment rate	1.0	-	11.0		6.2
Loans	6,021	(6)	Discounted cash flow	Discount rate	2.4	-	2.8		2.6
				Prepayment rate	1.6	-	44.4		11.6
				Utilization rate	0.0	-	2.0		0.8
Mortgage servicing rights (residential)	11,538		Discounted cash flow	Cost to service per loan (7)	$ 90	-	854		219
				Discount rate	6.7	-	10.9%		7.4
				Prepayment rate (8)	7.3	-	23.7		15.7
Net derivative assets and (liabilities):
Interest rate contracts	162		Discounted cash flow	Default rate	0.0	-	20.0		5.4
				Loss severity	45.8	-	83.2		51.6
				Prepayment rate	7.4	-	15.6		14.9
Interest rate contracts: derivative loan
commitments	497		Discounted cash flow	Fall-out factor	1.0	-	99.0		22.9
				Initial-value servicing	(13.7)	-	137.2	bps	85.6
Equity contracts	(122)		Option model	Correlation factor	(43.6)	-	94.5%		50.3
				Volatility factor	3.0	-	68.9		26.5
Credit contracts	(1,157)		Market comparable pricing	Comparability adjustment	(34.4)	-	30.5		0.1
	8		Option model	Credit spread	0.1	-	14.0		2.0
				Loss severity	16.5	-	87.5		52.3

Insignificant Level 3 assets,
net of liabilities	835	(9)
Total level 3 assets, net of liabilities	$48,775	(10)

  Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.
  Includes $13.3 billion of collateralized loan obligations.
  Securities backed by specified sources of current and future receivables generated from foreign originators.
  Consists primarily of investments in asset-backed securities that are revolving in nature, in which the timing of advances and repayments of principal are uncertain.
  Consists of auction rate preferred equity securities with no maturity date that are callable by the issuer.
  Consists predominantly of reverse mortgage loans securitized with GNMA which were accounted for as secured borrowing transactions.
  The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $90 - $437.
  Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
  Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, asset-backed securities backed by home equity loans, other marketable equity securities, other assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts, foreign exchange contracts and other derivative contracts.
  Consists of total Level 3 assets of $51.9 billion and total Level 3 liabilities of $3.1 billion, before netting of derivative balances.

Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis

	December 31, 2012				December 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages held for sale (LOCOM) (1)	$-	1,509	1,045	2,554	-	1,019	1,166	2,185
Loans held for sale	-	4	-	4	-	86	-	86
Loans:
Commercial	-	1,507	-	1,507	-	1,501	13	1,514
Consumer (2)	-	5,889	4	5,893	-	4,163	4	4,167
Total loans (3)	-	7,396	4	7,400	-	5,664	17	5,681
Mortgage servicing rights (amortized)	-	-	-	-	-	-	293	293
Other assets (4)	-	989	144	1,133	-	537	67	604

  Predominantly real estate 1-4 family first mortgage loans.
  The December 31, 2012, amount includes fair value of $2.0 billion for consumer loans that were written down in accordance with OCC guidance issued in third quarter 2012.
  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.
  Includes the fair value of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis

	Year ended December 31,
(in millions)	2012	2011
Mortgages held for sale (LOCOM)	$37	29
Loans held for sale	1	22
Loans:
Commercial	(795)	(1,043)
Consumer (1)	(4,989)	(4,905)
Total loans	(5,784)	(5,948)
Mortgage servicing rights (amortized)	-	(34)
Other assets (2)	(316)	(256)
Total	$(6,062)	(6,187)

  Represents write-downs of loans based on the appraised value of the collateral. The year ended December 31, 2012, includes $888 million resulting from consumer loans written down in accordance with OCC guidance issued in third quarter 2012.
  Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs

	Fair Value			Significant		Range			Weighted
($ in millions)	Level 3		Valuation Technique(s) (1)	Unobservable Inputs (1)		of inputs			Average (2)
December 31, 2012
Residential mortgages held for sale
(LOCOM)	$1,045	(3)	Discounted cash flow	Default rate	(4)	2.9	-	21.2%	7.9%
				Discount rate		4.1	-	11.9	10.9
				Loss severity		2.0	-	45.0	6.0
				Prepayment rate	(5)	1.0	-	100.0	66.7
Insignificant level 3 assets	148
Total	1,193

  Refer to the narrative following the recurring quantitative Level 3 table of this Note for a definition of the valuation technique(s) and significant unobservable inputs.
  Weighted averages are calculated using outstanding unpaid principal balance of the loans.
  Consists of approximately $942 million government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitization and $103 million of other mortgage loans which are not government insured/guaranteed.
  Applies only to non-government insured/guaranteed loans.
  Includes the impact on prepayment rate of expected defaults for the government insured/guaranteed loans, which impacts the frequency and timing of early resolution of loans.

Fair Value Investments in Entites that Calculate Net Asset Value Per Share

				Redemption
	Fair	Unfunded	Redemption	notice
(in millions)	value	commitments	frequency	period
December 31, 2012
Offshore funds	$379	-	Daily - Annually	1 - 180 days
Funds of funds	1	-	Quarterly	90 days
Hedge funds	2	-	Daily - Annually	5 - 95 days
Private equity funds	807	195	N/A	N/A
Venture capital funds	82	21	N/A	N/A
Total	$1,271	216
December 31, 2011
Offshore funds	$352	-	Daily - Annually	1 - 180 days
Funds of funds	1	-	Quarterly	90 days
Hedge funds	22	-	Daily - Annually	5 - 95 days
Private equity funds	976	240	N/A	N/A
Venture capital funds	83	28	N/A	N/A
Total	$1,434	268

N/A - Not applicable

Fair Value Option, Carrying Amount

	December 31, 2012				December 31, 2011
			Fair value				Fair value
			carrying				carrying
			amount				amount
			less				less
	Fair value	Aggregate	aggregate		Fair value	Aggregate	aggregate
	carrying	unpaid	unpaid		carrying	unpaid	unpaid
(in millions)	amount	principal	principal		amount	principal	principal
Mortgages held for sale:
Total loans	$42,305	41,183	1,122	(1)	44,791	43,687	1,104	(1)
Nonaccrual loans	309	655	(346)		265	584	(319)
Loans 90 days or more past due and still accruing	49	64	(15)		44	56	(12)
Loans held for sale:
Total loans	6	10	(4)		1,176	1,216	(40)
Nonaccrual loans	2	6	(4)		25	39	(14)
Loans:
Total loans	6,206	5,669	537		5,916	5,441	475
Nonaccrual loans	89	89	-		32	32	-
Long-term debt	(1)	(1,157)	1,156	(2)	-	-	-

  The difference between fair value carrying amount and aggregate unpaid principal includes changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding, and premiums on acquired loans.
  Represents collateralized, non-recourse debt securities issued by certain of our consolidated securitization VIEs that are held by third party investors. To the extent cash flows from the underlying collateral are not sufficient to pay the unpaid principal amount of the debt, those third party investors absorb losses.

Fair Value Option, Gains and Losses

	2012			2011			2010
		Net gains			Net gains			Net gains
	Mortgage	(losses)		Mortgage	(losses)		Mortgage	(losses)
	banking	from	Other	banking	from	Other	banking	from	Other
	noninterest	trading	noninterest	noninterest	trading	noninterest	noninterest	trading	noninterest
(in millions)	income	activities	income	income	activities	income	income	activities	income
Year ended December 31,
Mortgages held for sale	$8,240	-	1	6,084	-	-	6,512	-	-
Loans held for sale	-	-	21	-	-	32	-	-	24
Loans	-	-	63	13	-	80	55	-	-
Long-term debt	-	-	(27)	(11)	-	-	(48)	-	-
Other interests held	-	(42)	34	-	(25)	-	-	(13)	-

Fair Value Option, Instrument Specific Credit Risk

	Year ended December 31,
(in millions)	2012	2011	2010
Gains (losses) attributable to
instrument-specific credit risk:
Mortgages held for sale	$(124)	(144)	(28)
Loans held for sale	21	32	24
Total	$(103)	(112)	(4)

Fair Value, Estimated for Financial Instruments Not Carried at Fair Value

	December 31, 2012					December 31, 2011
		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total	Carrying amount	Estimated fair value
Financial assets
Cash and due from banks (1)	$21,860	21,860	-	-	21,860	19,440	19,440
Federal funds sold, securities purchased
under resale agreements and
other short-term investments (1)	137,313	5,046	132,267	-	137,313	44,367	44,367
Mortgages held for sale (2)	4,844	-	3,808	1,045	4,853	3,566	3,566
Loans held for sale (2)	104	-	83	29	112	162	176
Loans, net (3)	763,968	-	56,237	716,114	772,351	731,308	723,867
Nonmarketable equity investments (cost method)	6,799	-	2	8,229	8,231	8,061	8,490
Financial liabilities
Deposits	1,002,835	-	946,922	57,020	1,003,942	920,070	921,803
Short-term borrowings (1)	57,175	-	57,175	-	57,175	49,091	49,091
Long-term debt (4)	127,366	-	119,220	11,063	130,283	125,238	126,484

  Amounts consist of financial instruments in which carrying value approximates fair value.
  Balance reflects MHFS and LHFS, as applicable, other than those MHFS and LHFS for which election of the fair value option was made.
  Loans exclude balances for which the fair value option was elected and also exclude lease financing with a carrying amount of $12.4 billion and $13.1 billion at December 31, 2012 and 2011, respectively.
  The carrying amount and fair value exclude balances for which the fair value option was elected and obligations under capital leases of $12 million and $116 million at December 31, 2012 and 2011, respectively.